March 4, 2020

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	SCM Trust, File Nos. 333-176060 and 811-05617

Dear Sir or Madam:

On behalf of SCM Trust (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 30 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.

This Amendment relates to the Form N-14 filed with the Securities and Exchange Commission (the “SEC”) on February 14, 2020 (File No. 333-236462). Each series of the Trust detailed in the Amendment (the “Acquiring Funds”) are “shell” funds, into which certain series of ICON Funds (the “Acquired Funds”) will seek to be reorganized as detailed in the table below (the “Reorganizations”). In addition, as detailed in a separate Form N-14 also filed on February 14, 2020 (File No. 333-236467), the ICON International Equity Fund, a series of ICON Funds, will seek to be reorganized into and with the Shelton International Select Equity Fund, an existing series within the Trust (the “International Fund Reorganization"). Because the International Fund Reorganization relates to an existing series of the Trust, no acquiring fund is detailed in the Amendment. Each such Reorganization is subject to approval by the relevant ICON Fund shareholders.

Current Acquired Funds of ICON Funds	Corresponding Acquiring Funds of SCM Trust
ICON Fund	ICON Equity Fund
ICON Long/Short Fund
ICON Opportunities Fund
ICON Equity Income Fund	ICON Equity Income Fund
ICON Risk-Managed Balanced Fund
ICON Consumer Discretionary Fund	ICON Consumer Select Fund
ICON Consumer Staples Fund
ICON Financial Fund
ICON Energy Fund	ICON Natural Resources Fund
ICON Industrials Fund
ICON Natural Resources Fund
ICON Information Technology Fund	ICON Health and Information Technology Fund
ICON Healthcare Fund
ICON Utilities Fund	ICON Utilities and Income Fund
ICON Flexible Bond Fund	ICON Flexible Bond Fund
ICON Emerging Markets Fund	Shelton Emerging Markets Fund

March 4, 2020

Subject to SEC staff review, we would like to indicate at this time that we plan to seek accelerated effectiveness with respect to the filings relating to these Funds on Form N-1A on or around March 23, 2020 to correspond with the effective date of the aforementioned Form N-14 filings.

If you have any questions, please contact me at (303) 228-8983.

Sincerely,

/s/Gregory T. Pusch
Gregory T. Pusch
Secretary
SCM Trust